ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL(R) Jennison 20/20 Focus Fund
AZL(R) S&P Index Fund
AZL(R) Schroder Emerging Markets Equity Fund
AZL(R) Small Cap Stock Index Fund

PROSPECTUS DATED AUGUST 5, 2008

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Allianz Investment Management LLC (the "Manager")

Shares of each Fund are sold exclusively to certain insurance companies in connection with particular variable annuity contracts and/or variable life insurance policies they issue. The insurance companies invest in shares of the Funds in accordance with instructions received from owners of the applicable annuity or life insurance contract.

This Prospectus must be accompanied or preceded by a current prospectus for the variable annuity contracts or variable life insurance policies that invest in the Funds.

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Questions?

Call toll free at 1-877-833-7113 or contact your investment representative.

The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus may contain information on Funds not available under your variable annuity contract or life insurance policy. Please refer to your variable annuity contract or life insurance policy prospectus for information regarding the investment options available to you.

These securities are not deposits or obligations of, or guaranteed by, any bank or an affiliate of any bank, nor are they insured by the Federal Deposit Insurance Corporation (FDIC), or any other agency of the United States, or any bank or an affiliate of any bank; and are subject to investment risks including possible loss of value.

AZL is a registered trademark of Allianz SE, which is the ultimate owner of the Manager.



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              Not FDIC Insured o May Lose Value o No Bank Guarantee
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     The Allianz Variable Insurance Products Trust -- AZL Replacement Funds
                            Prospectus August 5, 2008
                                         1
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Table of Contents                                              Allianz VIP Funds
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TABLE OF CONTENTS

Overview............................................................. ....3
--------
    AZL(R) Jennison 20/20 Focus Fund................................ .....4
    --------------------------------
    AZL(R) S&P 500 Index Fund....................................... .....8
    -------------------------
    AZL(R) Schroder Emerging Markets Equity Fund.................... ....10
    --------------------------------------------
    AZL(R) Small Cap Stock Index Fund.............................. .....14
    ---------------------------------

Principal Investment Risks...............................................16
--------------------------

More About the Funds.....................................................22
--------------------
    Temporary Defensive Positions........................................22
    -----------------------------

Fund Management..........................................................23
---------------
    The Manager..........................................................23
    -----------
    The Subadvisers of the Funds.........................................23
    ----------------------------
    The Portfolio Managers of the Funds..................................24
    -----------------------------------
    More Information About Fund Management...............................24
    --------------------------------------
    Duties of the Manager and Subadvisers................................25
    -------------------------------------
    Payments to Affiliated Insurance Companies...........................25
    ------------------------------------------
    Transfer Supported Features of Certain Annuity Contracts.............25
    --------------------------------------------------------
    Management Fees......................................................26
    ---------------
    Legal Proceedings....................................................26
    -----------------
    The Administrator and Distributor....................................26
    ---------------------------------
    The Custodian........................................................27
    -------------
    Licensing Arrangements...............................................27
    ----------------------

Shareholder Information..................................................28
-----------------------
    Pricing of Fund Shares...............................................28
    ----------------------
    Purchase and Redemption of Shares....................................28
    ---------------------------------
    Market Timing........................................................29
    -------------
    Distribution (12b-1) Fees............................................29
    -------------------------
    Dividends, Distributions and Taxes...................................29
    ----------------------------------

Financial Highlights.....................................................31
--------------------



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     The Allianz Variable Insurance Products Trust -- AZL Replacement Funds
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                                         2
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Overview                                                     Allianz VIP Funds
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Overview

This prospectus describes four separate investment portfolios (together, the "Funds" and each individually, a "Fund") of the Allianz Variable Insurance Products Trust (the "VIP Trust"). Within the scope of an investment program approved by the Board of Trustees to the VIP Funds (the "Board" the "Trustees" or the "Board of Trustees"), the Funds are managed by Allianz Investment Management LLC (the "Manager"), which in turn has retained certain asset management firms (the "Subadvisers") to make investment decisions on behalf of the Funds. The Manager was formerly known as Allianz Life Advisers, LLC. The Manager selected each Subadviser based on the Subadviser's experience with the investment strategy for which it was selected. Set forth below are the Funds and the corresponding Subadviser. The VIP Trust provides investment vehicles for variable annuity contracts and variable life insurance policies offered by the separate accounts of various life insurance companies affiliated with the Manager. The separate accounts buy, and own, shares of the Funds on behalf of owners of variable annuity contracts and variable life insurance policies who direct purchase payments to subaccounts of the separate accounts that invest in the Funds. Therefore, you cannot directly purchase, nor will you directly own, shares of the Funds.


Certain of the Funds may have names, investment objectives, strategies, portfolio manager(s), and characteristics that are substantially similar to other mutual funds managed by the Subadvisers. However, the asset size, portfolio composition, fees, and expenses of a Fund may be different from those of any similar fund, and performance may be better or worse. No representation is made that the Funds will perform in an equivalent manner to the similar funds. Other funds may be added or removed from the VIP Trust from time to time.

AZL Schroder Emerging Markets Equity Fund has a name that suggests a focus on a particular type of investment.

In accordance with Rule 35d-1 under the Investment Company Act of 1940 (the "1940 Act"), the fund has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets (exclusive of collateral received in connection with securities lending) in investments of the type suggested by its name. In addition, although it is not reflected in its name, the AZL Jennison 20/20 Focus Fund has adopted a policy to invest at least 80% of its total assets in approximately 40 (which may range up to 45) equity and equity-related securities of companies that the Subadviser believes have strong capital appreciation potential. For this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket. A Fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" policy, which means that it may be changed without the vote of a majority of a Fund's outstanding shares as defined in the 1940 Act. The name of each of these Funds may be changed at any time by a vote of the Trustees. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a Fund of its 80% investment policy.

The Funds may have a name, investment objective, investment strategies, portfolio manager(s), and characteristics that are substantially similar to other mutual funds. However, the asset size, portfolio composition, fees, and expenses of the Funds may be different from those of the similar funds, and performance may be better or worse. No representation is made that the Funds will perform in an equivalent manner to the similar funds. Other funds may be added or removed from the VIP Trust from time to time.

The following is a summary of certain key information that describes each Fund's objectives, principal investment strategies, principal investment risks and certain fees and expenses.


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     The Allianz Variable Insurance Products Trust -- AZL Replacement Funds
                            Prospectus August 5, 2008
                                         3
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RISK/RETURN SUMMARY                        AZL(R) Jennison 20/20 Focus Fund
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AZL(R) Jennison 20/20 Focus Fund

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Investment Objective and Principal Investment Strategies
The investment objective of the AZL Jennison 20/20 Focus Fund is long-term growth of capital. This means that the Subadviser seeks investments whose prices will increase over several years.

The Fund normally invests at least 80% of its total assets in approximately 40 (which may range up to 45) equity and equity-related securities of companies that the Subadviser believes have strong capital appreciation potential. The Fund's strategy is to combine the efforts of two portfolio managers with different styles and to invest in stocks in which the portfolio managers have a high level of conviction for outperformance in the intermediate and long term with limited downside potential in the short term. The Fund's growth portfolio manager invests in companies that exceed $1 billion in market capitalization at the time of investment which are experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity and a strong balance sheet. These companies generally trade at high prices relative to their current earnings. The Fund's value portfolio manager invests in companies that exceed $1 billion in market capitalization at the time of investment which are selling at a price that is low relative to a company's earnings, assets, cash flow and dividends.

The Fund primarily invests in common stocks, nonconvertible preferred stocks and convertible securities. Equity-related securities in which the Fund also invests include ADRs; warrants and rights that can be exercised to obtain stock; investments in various types of business ventures, including partnerships and joint ventures; securities of real estate investment trusts ("REITs"); and similar securities. Convertible securities are securities - like bonds, corporate notes and preferred stocks - that the Subadviser can convert into the company's common stock, cash value of common stock, or some other equity security. The Subadviser may buy common stocks of companies of every size - small-, medium- and large-capitalization - although the Fund's investments are mostly in medium- and large-capitalization stocks.

Over the long term, there will be an approximately equal division of the Fund's assets between the two portfolio managers. All daily cash inflows (that is, purchases and reinvested distributions) and outflows (that is, redemptions and expense items) will be divided between the two portfolio managers as the Subadviser deems appropriate. There will be a periodic rebalancing of each segment's assets to take account of market fluctuations in order to maintain the appropriate allocation. As a consequence, the Subadviser may reallocate assets from the portfolio segment that has appreciated more to the other segment.

The Fund may engage in frequent trading in order to achieve its investment objectives.

Reallocations may result in additional costs since sales of securities will result in higher portfolio turnover. Also, because each portfolio manager selects portfolio securities independently, it is possible that a security held by one portfolio segment may also be held by the other portfolio segment of the Fund or that the two portfolio managers may simultaneously favor the same industry. In addition, if one portfolio manager buys a security as the other portfolio manager sells it, the net position of the Fund in the security may be approximately the same as it would have been with a single portfolio and no such sale and purchase, but the Fund will have incurred additional costs. The Subadviser will consider the timing of any reallocations based upon the best interests of the Fund and its shareholders. To maintain the Fund's federal income tax status as a regulated investment company, the Subadviser also may have to sell securities on a periodic basis and the Fund could realize capital gains that would not have otherwise occurred.

In addition to the principal strategies, the Fund may also use the following investments and strategies to try to increase the Fund's returns or protect its assets if market conditions warrant: foreign securities, money market instruments, repurchase agreements, REITs, initial public offerings U.S. Government Securities, derivatives and short sales. The Fund may hold up to 15% of its net assets in illiquid securities.

The Subadviser considers selling or reducing a stock position when, in the opinion of the portfolio manager, the stock has an unfavorable change in fundamentals; valuation is realized or exceeded; a relatively more attractive stock emerges; or the stock has experienced adverse price movement.



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     The Allianz Variable Insurance Products Trust -- AZL Replacement Funds
                            Prospectus August 5, 2008
                                         4
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For temporary defensive purposes, or when cash is temporarily available, the
Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


For more information about Temporary Defensive Positions, see "More About the Funds."


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Principal Investment Risks

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks which are described in the section "Principal Investment Risks" later in this prospectus:


o   Market Risk
o   Currency Risk
o   Selection Risk
o   Focused Investment Risk
o   Value Stocks Risk

o   Growth Stocks Risk
o   Initial Public Offerings Risk
o   Frequent Trading
o   Foreign Risk
o   Convertible Securities Risk

o   Derivatives Risk
o   Real Estate Investments Risk
o   Credit Risk
o   Interest Rate Risk
o   Liquidity Risk
o   Issuer Risk

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


------------------------------------------------------------------------------------------------------------------------------------
Who May Want To Invest?

-------------------------------------------------------------- ------------------------------------------------------------
Consider investing in this Fund if you are:                    This Fund may not be appropriate for someone:
-------------------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------------------- ------------------------------------------------------------
o   Investing for long-term goals, such as retirement          o   Seeking a stable share price
-------------------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------------------- ------------------------------------------------------------
o   Seeking to invest in companies with strong capital         o   Investing emergency reserves
    appreciation potential
-------------------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------------------- ------------------------------------------------------------
o   Able to withstand volatility in the value of your          o   Looking primarily for income
    investment
-------------------------------------------------------------- ------------------------------------------------------------



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     The Allianz Variable Insurance Products Trust -- AZL Replacement Funds
                            Prospectus August 5, 2008
                                         5
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Performance Information

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Performance Bar Chart and Table

[GRAPHIC: Calendar Year Return, 2006: 12.79%, 2007:10.73%]


  Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2006)                              6.18%
Lowest (Q2, 2006)                               -3.18%
Average Annual Total Returns
                                                  One Year Ended        Since
                                  Inception     December 31, 2007     Inception
AZL Jennison 20/20 Focus Fund     4/29/2005           10.73%            17.63%
S&P 500 Index                                          5.49%            11.43%
Russell 1000 Index                                     5.77%             7.56

The Fund's performance is compared to the Standard & Poor's 500 Composite Stock Price Index ("S&P 500(R) Index"), an unmanaged index that consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


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     The Allianz Variable Insurance Products Trust -- AZL Replacement Funds
                            Prospectus August 5, 2008

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Fees and Expenses
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table below only reflects Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

Management Fee(1)                                                  0.77%
Distribution (12b-1) Fees(2)                                       0.25%
Other Expenses                                                     0.10%
                                                                   -----
Total Annual Fund Operating Expenses                               1.12%
Fee Waiver((3))                                                    0.00%
                                                                   -----
Net Annual Fund Operating Expenses(1)((3))                         1.12%
                                                                   =====

(1) The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.70% on assets over $100 million through April 30, 2009. If this temporary fee reduction were reflected in the table, the Net Annual Fund Operating Expense would be lower.
(2) The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(3) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through April 30, 2009. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

Please see the section of this prospectus "Distribution (12b-1) Fees" for more information. Also, see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

Expense Example
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

      1 Year            3 Years           5 Years          10 Years
       $114               $356             $617             $1,363


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     The Allianz Variable Insurance Products Trust -- AZL Replacement Funds
                            Prospectus August 5, 2008
                                         7
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RISK/RETURN SUMMARY                                  AZL(R) S&P 500 Index Fund
--------------------------------------------------------------------------------

AZL(R) S&P 500 Index Fund

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Investment Objective and Principal Investment Strategies
The AZL S&P 500 Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index (S&P 500(R)).

The Subadviser normally invests in all 500 stocks in the S&P 500(R) in proportion to their weighting in the index.

The Subadviser attempts to have a correlation between the Fund's performance and that of the S&P 500(R) Index of at least 0.95 before expenses. A correlation of
1.00 would mean that the Fund and the index were perfectly correlated.

The S&P 500(R) is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. S&P(R) adjusts each company's stock weighting in the index by the number of available float shares (those shares available to public investors) divided by the company's total shares outstanding, which means larger companies with more available float shares have greater representation in the index than smaller ones.

In seeking to match the performance of the index, the Subadviser uses a passive management approach and purchases all or a representative sample of the stocks comprising the benchmark index. The Subadviser also may use stock index futures as a substitute for the sale or purchase of securities. Because the Fund has expenses, performance will tend to be slightly lower than that of the target benchmark.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500(R)," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by the Manager for use by the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.


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Principal Investment Risks
The value of an investment in the Fund will fluctuate, sometimes dramatically. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks which are described in the section "Principal Investment Risks" later in this prospectus:
o   Market Risk                            o   Indexing Strategy Risk
o   Real Estate Investments Risk           o   Issuer Risk
o   License Termination Risk               o   Derivatives Risk

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


--------------------------------------------------------------------------------
Who May Want To Invest?

--------------------------------------------------------------- ------------------------------------------------------------
Consider investing in this Fund if you are:                     This Fund may not be appropriate for someone:
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
o   Investing for long-term goals, such as retirement           o   Looking primarily for regular income
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
o   Seeking long-term growth of capital through broad           o   Seeking to avoid the risk of market fluctuations
    exposure to better established U.S. companies
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
                                                                o   Seeking safety of principal
--------------------------------------------------------------- ------------------------------------------------------------


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     The Allianz Variable Insurance Products Trust -- AZL Replacement Funds
                            Prospectus August 5, 2008

Performance Information
The performance bar chart and table are not presented because the Fund commenced operations on May 1, 2007 and has not had a full calendar year of operations.


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Fees and Expenses
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

                                                       Class 1    Class 2
Management Fee                                           0.17%      0.17%
Distribution (12b-1) Fees(1)                             0.00%      0.25%
Other Expenses                                           0.31%      0.31%
                                                         -----      -----
Total Annual Fund Operating Expenses                     0.48%      0.73%
Fee Waiver((2))                                          0.24%      0.24%
                                                         -----      -----
Net Annual Fund Operating Expenses((2))                  0.24%      0.49%
                                                         =====      =====

(1) The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets attributable to Class 2 shares as payment for distributing its Class 2 shares and providing shareholder services.
(2) The Manager and the Fund have entered into a written contract limiting operating expenses of Class 1 shares to 0.24% and Class 2 shares to 0.49% through April 30, 2009. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.


Please see the section of this prospectus "Distribution (12b-1) Fees" for more information. Also, see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

Expense Example
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

                         1 Year           3 Years
     Class 1              $25              $130
     Class 2              $50              $209


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     The Allianz Variable Insurance Products Trust -- AZL Replacement Funds
                            Prospectus August 5, 2008
                                         9
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RISK/RETURN SUMMARY                AZL(R) Schroeder Emerging Markets Equity Fund
--------------------------------------------------------------------------------

AZL(R) Schroder Emerging Markets Equity Fund

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Investment Objective and Principal Investment Strategies
The investment objective of the AZL Schroder Emerging Markets Equity Fund is capital appreciation.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies the Fund's Subadviser believes to be "emerging market" issuers. The Fund will provide notice to shareholders at least 60 days prior to any change to this policy. The Fund may use derivatives for purposes of complying with this policy. The Fund may invest the remainder of its assets in securities of issuers located anywhere in the world.

The Fund may invest in common and preferred stocks, securities convertible into common and preferred stocks, warrants to purchase common and preferred stocks, and index-linked warrants. The Fund may also invest in sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depository Receipts ("GDRs"), European Depository Receipts ("EDRs") or other similar securities representing ownership of foreign securities (collectively, "Depositary Receipts"). The Fund may also invest in securities of closed-end investment companies and exchange-traded funds (open-end investment companies whose shares may be bought or sold by investors in transactions on major stock exchanges) ("ETFs"), including securities of emerging market issuers. An investment in a domestic closed-end fund or ETF that has a policy that it will normally invest at least 80% of its net assets in equity securities of emerging market issuers, and has "emerging market" or the equivalent in its name, or foreign funds with similar investment policies, will be treated as an investment in equity securities of emerging market issuers for purposes of determining if the Fund has invested at least 80% of its net assets in such securities.

The Fund invests in equity securities of issuers domiciled or doing business in "emerging market" countries in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa. The Fund's Subadviser currently considers "emerging market" issuers to be issuers domiciled in or deriving a substantial portion of their revenues from countries not included at the time of investment in the Morgan Stanley Capital World Index. Countries currently in this Index include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong SAR, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. At times, the Fund's Subadviser may determine based on its own analysis that an economy included in the Index should nonetheless be considered an emerging market country, in which case that country would constitute an emerging market country for purposes of the Fund's investments. The Fund's Subadviser has determined that Chinese companies listed in Hong Kong will be considered emerging market issuers for this purpose. There is no limit on the amount of the Fund's assets that may be invested in securities of issuers domiciled in any one emerging market country, although the Fund will typically seek to allocate its investments among a number of different emerging market countries.

The Fund invests in issuers and countries that its Subadviser believes offer the potential for capital growth. In identifying investments for the Fund, the Fund's Subadviser considers a variety of factors, including the issuer's likelihood of above average earnings growth, the securities' attractive relative valuation, and whether the issuer enjoys proprietary advantages. The Fund may invest in securities of companies of any size, including companies with large, medium, and small market capitalizations, including micro-cap companies. The Fund may also purchase securities issued in initial public offerings. In addition, the Fund's Subadviser considers the risk of local political and/or economic instability associated with particular countries and regions and the liquidity of local markets. The Fund generally sells securities when the Fund's Subadviser believes they are fully priced or to take advantage of other investments the Fund's Subadviser considers more attractive.

The Fund may purchase or sell structured notes, or enter into swap transactions, for hedging or as an alternative to purchasing or selling securities. The Fund's Subadviser may hedge some of the Fund's foreign currency exposure back into the U.S. dollar, although it does not normally expect to do so. The Fund may also purchase or sell futures on indices, including country specific or overall emerging market indices. The Fund may use derivatives to gain long or short exposure to securities or market sectors as a substitute for cash investments (not for leverage) or pending the sale of securities by the Fund and reinvestment of the proceeds.


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     The Allianz Variable Insurance Products Trust -- AZL Replacement Funds
                            Prospectus August 5, 2008

The Fund may engage in frequent trading in order to achieve its investment objective.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate, and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


For more information about Temporary Defensive Positions, see "More About the Funds."


--------------------------------------------------------------------------------
Principal Investment Risks
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks which are described in the section "Principal Investment Risks" later in this prospectus:

o   Market Risk
o   Issuer Risk
o   Selection Risk
o   Capitalization Risk
o   Foreign Risk

o   Emerging Markets Risk
o   Currency Risk
o   Derivatives Risk
o   Convertible Securities Risk

o   Investments in Pooled Vehicles Risk
o   Liquidity Risk
o   Initial Public Offerings Risk
o   Frequent Trading

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


----------------------------------------------------------------------------------------------------------------------------
Who May Want To Invest?

--------------------------------------------------------------- ------------------------------------------------------------
Consider investing in this Fund if you are:                     This Fund may not be appropriate for someone:
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
o   Investing for long-term goals, such as retirement            o   Looking primarily for regular income
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
o Seeking long-term capital growth from foreign investments      o Seeking to avoid market risk and volatility
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
o   Willing to assume the greater risks of share price           o Seeking safety of  principal
    fluctuations and losses that are typical of an aggressive
    fund focusing on growth stock instruments
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
o   Willing to assume the risks of investing in emerging
    foreign countries
--------------------------------------------------------------- ------------------------------------------------------------

The Fund is designed primarily for aggressive investors seeking capital growth over the long term. Those investors should be willing to assume the substantial risks of short-term share price fluctuations and losses that are typical for an aggressive growth fund focusing on stock investment in developing and emerging markets. The Fund does not seek current income and the income from its investments will likely be small, so it is not designed for investors needing income. Because of its focus on long-term growth, the Fund may be appropriate for some portion of a retirement plan investment for investors with a high risk tolerance. However, the Fund is not a complete investment program.





--------------------------------------------------------------------------------
     The Allianz Variable Insurance Products Trust -- AZL Replacement Funds
                            Prospectus August 5, 2008

--------------------------------------------------------------------------------
Performance Information*
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Performance Bar Chart and Table (Class 2 shares)
Performance information is presented for Class 2 shares only because Class 1 shares commenced operations on May 6, 2007, and had not had a full year of operations as of December 31, 2007.

[GRAPHIC: Calendar Year Return, 2007: 30.32%]

* Prior to December 10, 2007, this Fund was subadvised by OppenheimerFunds, Inc. and was known as AZL Oppenheimer Developing Markets Fund.



                                Highest and Lowest Quarter Returns
                                (for periods shown in the bar chart)
Highest (Q2, 2007)                             14.02%
Lowest (Q4, 2007)                              1.78%
Average Annual Total Returns

                                                                                  One Year Ended              Since
                                                                Inception       December 31, 2007           Inception
AZL Schroder Emerging Markets Equity Fund (Class 1 Shares)       5/6/2007              N/A                    19.23%
AZL Schroder Emerging Markets Equity Fund (Class 2 Shares)       5/1/2006             30.32%                  21.16%
MSCI Emerging Markets Index                                                           39.78%                  29.72%

The Fund's performance is compared to the MSCI Emerging Markets Index, an unmanaged market capitalization weighted index composed of companies representative of the market structure of 26 emerging market countries in Europe, Latin America, and the Pacific Basin. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.



--------------------------------------------------------------------------------
     The Allianz Variable Insurance Products Trust -- AZL Replacement Funds
                            Prospectus August 5, 2008

--------------------------------------------------------------------------------
FEES AND EXPENSES
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

                                                       Class 1   Class 2
Management Fee(1)                                        1.23%     1.23%
Distribution (12b-1) Fees(2)                             0.00%     0.25%
Other Expenses                                           0.48%     0.48%
                                                         -----     -----
Total Annual Fund Operating Expenses                     1.71%     1.96%
Fee Waiver((3))                                          0.31%     0.31%
                                                         -----     -----
Net Annual Fund Operating Expenses((3))                  1.40%     1.65%
                                                         =====     =====



(1) The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.95% through April 30, 2009.
(2) The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets attributable to Class 2 shares as payment for distributing its Class 2 shares and providing shareholder services.
(3) The Manager and the Fund have entered into a written contract limiting operating expenses of Class 1 shares to 1.40% and Class 2 shares to 1.65% through April 30, 2009. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

Please see the section of this prospectus "Distribution (12b-1) Fees" for more information. Also, see the contract prospectus for more information regarding additional fees and expenses associated with your variable contract.

Expense Example
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

                    1 Year           3 Years          5 Years           10 Years
     Class 1         $143             $509              $899             $1,994
     Class 2         $168             $585             $1,029            $2,260


--------------------------------------------------------------------------------
     The Allianz Variable Insurance Products Trust -- AZL Replacement Funds
                            Prospectus August 5, 2008

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                         AZL(R) Small Cap Stock Index Fund
--------------------------------------------------------------------------------

AZL(R) Small Cap Stock Index Fund

--------------------------------------------------------------------------------
Investment Objective and Principal Investment Strategies
The AZL Small Cap Stock Index Fund seeks to match the performance of the Standard & Poor's (S&P) SmallCap 600 Index(R).

The Subadviser invests in a representative sample of stocks included in the S&P SmallCap 600 Index(R) and in futures whose performance is related to the index, rather than attempting to replicate the index.

The Subadviser attempts to have a correlation between the Fund's performance and that of the index of at least 0.95 before expenses. A correlation of 1.00 would mean that the Fund and the index were perfectly correlated.

The Subadviser selects the Fund's investments using a "sampling" process based on market capitalization, industry representation, and other means. Using this sampling process, the Fund typically will not invest in all 600 stocks in the S&P SmallCap 600 Index(R). However, at times, the Fund may be fully invested in all the stocks that comprise the index. Under these circumstances, the Fund maintains approximately the same weighting for each stock as the index does.

The S&P SmallCap 600 Index(R) is composed of 600 domestic stocks with market capitalizations ranging between approximately $300 million and $2.0 billion, depending on index composition. S&P(R) adjusts each company's stock weighting in the index by the number of available float shares (those shares available to public investors) divided by the total shares outstanding of the company, which means larger companies with more available float shares have greater representation in the index than smaller ones.

Small cap companies are generally new and often entrepreneurial companies. Small cap companies tend to grow faster than large cap companies, but frequently are more volatile, are more vulnerable to major setbacks, and fail more often than larger companies.

In seeking to match the performance of the index, the Subadviser uses a passive management approach and purchases all or a representative sample of the stocks comprising the benchmark index. The Subadviser also may use stock index futures as a substitute for the sale or purchase of securities. Because the Fund has expenses, performance will tend to be slightly lower than that of the target benchmark.

"Standard & Poor's(R)," "S&P(R)," and "Standard & Poor's SmallCap 600 Index(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

For more information about Temporary Defensive Positions, see "More About the Funds."


--------------------------------------------------------------------------------
Principal Investment Risks
The value of an investment in the Fund will fluctuate, sometimes dramatically. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks which are described in the section "Principal Investment Risks" later in this prospectus:



o   Market Risk
o   Indexing Strategy Risk
o   Capitalization Risk
o   Issuer Risk
o   Derivatives Risk
o   License Termination Risk

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


--------------------------------------------------------------------------------
Who May Want To Invest?

--------------------------------------------------------------- ------------------------------------------------------------
Consider investing in this Fund if you are:                     This Fund may not be appropriate for someone:
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
o   Investing for long-term goals, such as retirement           o   Seeking to avoid market fluctuations
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
o   Seeking long term growth of capital from broad exposure     o Looking primarily for regular income
    to equities of smaller companies
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
o   Willing to accept the risk associated with securities of    o More comfortable investing in larger, better
    smaller, less-established companies                           established companies
--------------------------------------------------------------- ------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     The Allianz Variable Insurance Products Trust -- AZL Replacement Funds
                            Prospectus August 5, 2008

Performance Information
The performance bar chart and table are not presented because the Fund commenced operations on May 1, 2007, and has not had a full calendar year of operations.


--------------------------------------------------------------------------------
Fees and Expenses
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

Management Fee                                                     0.26%
Distribution (12b-1) Fees(1)                                       0.25%
Other Expenses                                                     0.36%
                                                                   -----
Total Annual Fund Operating Expenses                               0.87%
Fee Waiver((2))                                                    0.29%
                                                                   -----
Net Annual Fund Operating Expenses((2))                            0.58%
                                                                   =====

(1) The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(2) The Manager and the Fund have entered into a written contract limiting operating expenses to 0.58% through April 30, 2009. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.


Please see the section of this prospectus "Distribution (12b-1) Fees" for more information. Also, see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

Expense Example
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

      1 Year            3 Years
       $59                $249


--------------------------------------------------------------------------------
     The Allianz Variable Insurance Products Trust -- AZL Replacement Funds
                            Prospectus August 5, 2008

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT RISKS
The following are general risks of investing in the Funds:

   -----------------------------------------------------------------------------------------------------------------------
   Capitalization Risk
   -----------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------- ------------------------------------------------------------------
   o   AZL Schroder Emerging Markets Equity Fund        To the extent the Fund invests significantly in small or
                                                        mid-capitalization companies, it may have capitalization risk.
                                                        These companies may present additional risk because they have less predictable earnings or no earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices. The shares of smaller companies tend to
   o   AZL Small Cap Stock Index Fund                   trade less frequently than those of larger, more established companies, which can adversely affect the price of smaller companies' securities and the Fund's ability to sell them when the portfolio manager deems it appropriate.  These companies may have limited product lines, markets, or financial resources, or may depend on a limited management group.  The value of some of the Fund's investments will rise and fall based on investor perception rather than economic factors.
   ---------------------------------------------------- ------------------------------------------------------------------


   -----------------------------------------------------------------------------------------------------------------------
   Convertible Securities Risk
   -----------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------- -------------------------------------------------------------------
   o   AZL Jennison 20/20 Focus Fund                   The values of the convertible securities in which the Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these
                                                       securities may be converted.  Specifically, since these types of
   o  AZL Schroder Emerging Markets Equity Fund        convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise, and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the Fund.

   --------------------------------------------------- -------------------------------------------------------------------

   -----------------------------------------------------------------------------------------------------------------------
   Credit Risk
   -----------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------- ------------------------------------------------------------------
   o   AZL Jennison 20/20 Focus Fund                    Credit risk is the chance that the issuer of a debt security will fail to repay interest and principal in a timely manner, reducing the Fund's return. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality and liquidity of a security, leading to greater
                                                        volatility in the price of the security and the Fund's shares.
   ---------------------------------------------------- ------------------------------------------------------------------


--------------------------------------------------------------------------------
     The Allianz Variable Insurance Products Trust -- AZL Replacement Funds
                            Prospectus August 5, 2008
                                         16



   -----------------------------------------------------------------------------------------------------------------------
   Currency Risk
   -----------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------- -------------------------------------------------------------------
   o   AZL Jennison 20/20 Focus Fund                   Funds that invest in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S.
                                                       dollar, or, in the case of hedging positions, that the U.S.
                                                       dollar will decline in value relative to the currency being hedged.  Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to
   o   AZL Schroder Emerging Markets Equity Fund       intervene) by the U.S. or foreign governments, central banks, or supranational authorities, such as the International Monetary
                                                       Fund, or by the imposition of currency controls or other
                                                       political developments in the U.S. or abroad.  As a result, the
                                                       Fund's investments with exposure to foreign currency fluctuations may decline in value (in terms of the U.S. dollar) and reduce the returns of the Fund.
   --------------------------------------------------- -------------------------------------------------------------------

   -----------------------------------------------------------------------------------------------------------------------
   Derivatives Risk
   -----------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------- ------------------------------------------------------------------
   o   All of the Funds                                 The Fund may invest in derivatives.  A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk.  Funds
                                                        typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or
                                                        currency risk.  Funds may also use derivatives for leverage, in which case their use would involve leveraging risk.  Use of derivative instruments involves risks different from, or
                                                        possibly greater than, the risks associated with investing directly in securities and other traditional investments.
                                                        Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and management risk.  Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index.  Using derivatives may result in losses,
                                                        possibly in excess of the principal amount invested.  Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default.
   ---------------------------------------------------- ------------------------------------------------------------------

--------------------------------------------------------------------------------
     The Allianz Variable Insurance Products Trust -- AZL Replacement Funds
                            Prospectus August 5, 2008
                                         17

   -----------------------------------------------------------------------------------------------------------------------
   Focused Investment Risk
   -----------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------- ------------------------------------------------------------------
   o   AZL Jennison 20/20 Focus Fund                    Focusing investments in a small number of issuers, industries, or regions increases risk. Funds that invest in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single
                                                        economic, political, or regulatory occurrence may have a greater impact on the Fund's net asset value. Some of those issuers also may present substantial credit or other risks. The Fund may from time to time have greater risk if it invests a substantial portion of its assets in companies in related industries, such as technology or financial and business services, that may share common characteristics and are often subject to similar business risks and regulatory burdens. The securities of companies in similar industries may react similarly to economic, market, political, or other developments.
   ---------------------------------------------------- ------------------------------------------------------------------

   -----------------------------------------------------------------------------------------------------------------------
   Foreign Risk
   -----------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------- ------------------------------------------------------------------
   o   AZL Jennison 20/20 Focus Fund                    Because the Fund invests in securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country, including the risk of nationalization,
                                                        expropriation or confiscatory taxation.  In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets.  Investments in foreign countries could be affected by factors not present in
   o   AZL Schroder Emerging Markets Equity Fund        the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual
                                                        obligations.  Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.  Foreign accounting may be less revealing than U.S. accounting practices.  Foreign
                                                        regulation may be inadequate or irregular.  Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.
   ---------------------------------------------------- ------------------------------------------------------------------

   -----------------------------------------------------------------------------------------------------------------------
   Emerging Markets Risk
   -----------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------- ------------------------------------------------------------------
   o   AZL Schroder Emerging Markets Equity Fund        Emerging markets may have less developed trading markets and exchanges. Emerging countries may have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions of withdrawing the sales
                                                        proceeds of securities from the country. Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes.
                                                        Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies. These investments may be substantially more volatile than stocks of issuers in the U.S. and other developed countries and may be very speculative.
   ---------------------------------------------------- ------------------------------------------------------------------


--------------------------------------------------------------------------------
     The Allianz Variable Insurance Products Trust -- AZL Replacement Funds
                            Prospectus August 5, 2008
                                         18


   -----------------------------------------------------------------------------------------------------------------------
   Frequent Trading
   -----------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------- -------------------------------------------------------------------
   o  AZL Jennison 20/20 Focus Fund                    The Fund may actively and frequently trade its portfolio
                                                       securities. High portfolio turnover (100% or more) results in
   o AZL Schroder Emerging Markets Equity Fund         higher transaction costs and can adversely affect the Fund's performance.

   --------------------------------------------------- -------------------------------------------------------------------

   -----------------------------------------------------------------------------------------------------------------------
   Growth Stocks Risk
   -----------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------- -------------------------------------------------------------------
   o   AZL Jennison 20/20 Focus Fund                   The returns on growth stocks may or may not move in tandem with the returns on other categories of stocks, or the stock market as a whole. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks
                                                       typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such
                                                       investments will be more sensitive to market, political,
                                                       regulatory and economic factors affecting those sectors.
   --------------------------------------------------- -------------------------------------------------------------------

   -----------------------------------------------------------------------------------------------------------------------
   Indexing Strategy Risk
   -----------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------- -------------------------------------------------------------------
   o   AZL S&P 500 Index Fund                          The Fund uses an indexing strategy.  It does not attempt to manage market volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  The correlation between the performance of the Fund and the
   o   AZL Small Cap Stock Index Fund                  performance of the index may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index, and the timing of purchases and redemptions of Fund shares.
   --------------------------------------------------- -------------------------------------------------------------------

   -----------------------------------------------------------------------------------------------------------------------
   Initial Public Offerings Risk
   -----------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------- -------------------------------------------------------------------
   o   AZL Jennison 20/20 Focus Fund                   The Fund may invest in initial public offerings (IPOs). By definition, securities issued in IPOs have not traded publicly until the time of their offerings. There may be only a limited number of shares available for trading, the market for those securities may be unseasoned, and the issuer may have a limited operating history. These factors may contribute to price
                                                       volatility. The limited number of shares available for trading in some IPOs may also make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact
   o   AZL Schroder Emerging Markets Equity Fund       on prevailing prices. In addition, some companies initially offering their shares publicly are involved in relatively new industries or lines of business, which may not be widely
                                                       understood by investors. Some of the companies involved in new industries may be regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of them. Many IPOs are by small- or micro-cap companies that are undercapitalized.
   --------------------------------------------------- -------------------------------------------------------------------



--------------------------------------------------------------------------------
     The Allianz Variable Insurance Products Trust -- AZL Replacement Funds
                            Prospectus August 5, 2008
                                         19

   -----------------------------------------------------------------------------------------------------------------------
   Interest Rate Risk
   -----------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------- ------------------------------------------------------------------
   o   AZL Jennison 20/20 Focus Fund                    Interest rate risk is the chance that the value of the bonds the
                                                        Fund holds will decline due to rising interest rates. When interest rates rise, the price of most bonds goes down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
   ---------------------------------------------------- ------------------------------------------------------------------

   -----------------------------------------------------------------------------------------------------------------------
   Investments in Pooled Vehicles Risk
   -----------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------- ------------------------------------------------------------------
   o  AZL Schroder Emerging Markets Equity Fund        The Fund may invest in shares of closed-end investment companies
                                                       (including single country funds) and ETFs. Investing in another investment company exposes the Fund to all the risks of that investment company and, in general, subjects it to a pro rata portion of the other investment company's fees and expenses.

   ---------------------------------------------------- ------------------------------------------------------------------

   -----------------------------------------------------------------------------------------------------------------------
   Issuer Risk
   -----------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------- -------------------------------------------------------------------
                                                       The value of a security may decline for a number of reasons that
   o  All of the Funds                                 directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's products or services.
   --------------------------------------------------- -------------------------------------------------------------------

   -----------------------------------------------------------------------------------------------------------------------
   License Termination Risk
   -----------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------- ------------------------------------------------------------------
   o   AZL S&P 500 Index Fund                           The Fund relies on third party license(s) that permit the use of the intellectual property of such parties in connection with the name of the Fund and/or the investment strategies of the Fund.
                                                        Such license(s) may be terminated by the licensors, and as a result, the Fund may lose its ability to use the licensed name
   o   AZL Small Cap Stock Index Fund                   as a part of the name of the Fund or to receive data from the third party as it relates to the investment strategy.
                                                        Accordingly, in the event a license is terminated, the Fund may have to change its name or investment strategy(ies).
   ---------------------------------------------------- ------------------------------------------------------------------

   -----------------------------------------------------------------------------------------------------------------------
   Liquidity Risk
   -----------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------- ------------------------------------------------------------------
   o   AZL Jennison 20/20 Focus Fund                   Liquidity risk exists when particular investments are difficult to purchase or sell.  Investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.
                                                       Restricted securities may be subject to liquidity risk because they may have terms that limit their resale to other investors
   o  AZL Schroder Emerging Markets Equity Fund        or may require registration under applicable securities laws before they may be sold publicly. Funds with principal investment strategies that involve restricted securities, foreign
                                                       securities, derivatives, companies with small market
                                                       capitalization or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.


   ---------------------------------------------------- ------------------------------------------------------------------




--------------------------------------------------------------------------------
     The Allianz Variable Insurance Products Trust -- AZL Replacement Funds
                            Prospectus August 5, 2008
                                         20

   -----------------------------------------------------------------------------------------------------------------------
   Market Risk
   -----------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------- -------------------------------------------------------------------
   o   All of the Funds                                The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably.  Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.  The value of a security may decline due to general market conditions that are not specifically related to a
                                                       particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate
                                                       earnings, changes in interest or currency rates, or adverse investor sentiment.  They may also decline due to factors that affect a particular industry or industries, such as labor
                                                       shortages or increased production costs and competitive
                                                       conditions within an industry.  During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.  The value of the Fund's portfolio may fluctuate to a greater or lesser degree than fluctuations of the general stock market.  For those Funds that invest in stocks of foreign companies, the value of the Fund's portfolio will be affected by changes in foreign stock markets and the special economic and other factors that might primarily affect stock markets in particular foreign countries and regions.  Equity securities generally have greater price volatility than fixed income
                                                       securities.
   --------------------------------------------------- -------------------------------------------------------------------

   -----------------------------------------------------------------------------------------------------------------------
   Real Estate Investments Risk
   -----------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------- ------------------------------------------------------------------
   o  AZL Jennison 20/20 Focus Fund                    The performance of real estate investments (REITs) depends on the strength of real estate markets, REIT management and
   o AZL S&P 500 Index Fund                            property management which can be affected by many factors, including national and regional economic conditions.


   ---------------------------------------------------- ------------------------------------------------------------------

   -----------------------------------------------------------------------------------------------------------------------
   Selection Risk (also known as "Management Risk")
   -----------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------- ------------------------------------------------------------------
   o AZL Jennison 20/20 Focus Fund                     The Fund is an actively managed investment portfolio. The
                                                       portfolio manager(s) make investment decisions for the Fund's assets. However, there can be no guarantee they will produce the
   o AZL Schroder Emerging Markets Equity Fund         desired results and poor security selection may cause the Fund to underperform its benchmark index or other funds with similar investment objectives.

   ---------------------------------------------------- ------------------------------------------------------------------

   -----------------------------------------------------------------------------------------------------------------------
   Value Stocks Risk
   -----------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------- -------------------------------------------------------------------
   o   AZL Jennison 20/20 Focus Fund                   The value style of investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations.
                                                       These stocks may remain undervalued because value stocks, as a category, may lose favor with investors compared to other
                                                       categories of stocks or because the valuations of these stocks do not improve in response to changing market or economic conditions.
   --------------------------------------------------- -------------------------------------------------------------------


--------------------------------------------------------------------------------
     The Allianz Variable Insurance Products Trust -- AZL Replacement Funds
                            Prospectus August 5, 2008

--------------------------------------------------------------------------------
MORE ABOUT THE FUNDS
--------------------------------------------------------------------------------

MORE ABOUT THE FUNDS
Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment among the Funds. The Funds have the flexibility to make portfolio investments and engage in other investment techniques that are in addition to the principal strategies discussed in this prospectus. More information on the Funds' investment strategies and risks may be found in the SAI (see back cover).

Unless otherwise indicated, any percentage limitation on a Fund's holdings which is set forth in the Risk/Return Summaries above is applied only when securities of the kind in question are purchased.

In addition to the information about the Funds in the Risk/Return Summaries, investors should consider the following information about the Funds.


--------------------------------------------------------------------------------
Temporary Defensive Positions
In order to meet liquidity needs or for temporary defensive purposes, each Fund may hold investments, including uninvested cash reserves, that are not part of its main investment strategy. Each of the Funds, except the Money Market Fund, may invest for temporary defensive purposes up to 100% of its total assets in money market instruments, including short-term debt securities issued by the U.S. Government and its agencies and instrumentalities, domestic bank obligations, commercial paper or in repurchase agreements secured by bank instruments (with regard to Funds that invest in foreign securities, such investments may include those of foreign governments and companies). In addition, each Fund may hold equity securities which in the Subadviser's opinion are more conservative than the types of securities in which the Fund typically invests. To the extent the Funds are engaged in temporary or defensive investments, a Fund may not achieve its investment objective.



--------------------------------------------------------------------------------
     The Allianz Variable Insurance Products Trust -- AZL Replacement Funds
                            Prospectus August 5, 2008

--------------------------------------------------------------------------------
FUND MANAGEMENT
--------------------------------------------------------------------------------

FUND MANAGEMENT

--------------------------------------------------------------------------------
The Manager
Allianz Investment Management LLC serves as the Manager for the Funds pursuant to the terms of an investment management agreement. The Manager was formerly known as Allianz Life Advisers, LLC. The Manager has signed subadvisory agreements or portfolio management agreements ("Subadvisory Agreements") with various Subadvisers for portfolio management functions for the Funds. The Subadvisers manage the portfolio securities of the Funds and provide additional services including research, selection of brokers and similar services. The Manager compensates the Subadvisers for their services as provided in the Subadvisory Agreements. A discussion of the Board of Trustees' basis for approving the Funds' Investment Management Agreement with the Manager and the Subadvisory Agreements with the Subadvisers is available in the Funds' Annual Reports for the year ended December 31, 2007.

The Manager was established as an investment adviser by Allianz Life Insurance Company of North America in April 2001. The Manager does not provide investment advice with regard to selection of individual portfolio securities, but rather evaluates and selects subadvisers for the Trust, subject to the oversight of the Board of Trustees. In addition, the Manager constantly evaluates possible additional or alternative subadvisers for the Trust. The Manager currently acts as Manager of all of the Funds of the Trust. Currently, the Manager's only client other than the Trust is the Allianz Variable Insurance Products Fund of Funds Trust. As of June 30, 2008, the Manager had aggregate assets under management of $7.9 billion. The Manager monitors and reviews the activities of each of the Subadvisers.

The Manager's address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416.


--------------------------------------------------------------------------------------------------------------------
The Subadvisers of the Funds
------------------------------------------------------------------------------------ --------------------------------
The Dreyfus Corporation ("Dreyfus") is located at 200 Park Avenue, New York, NY      AZL S&P 500 Index Fund
10166. Founded in 1947, Dreyfus manages approximately $263 billion in 180 mutual fund portfolios as of December 31, 2007. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation, a global financial services company focused on helping clients more and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon has more
than $23 trillion in assets under management, and it services more than $41          AZL Small Cap Index Fund
trillion in outstanding debt.
------------------------------------------------------------------------------------ --------------------------------
------------------------------------------------------------------------------------ --------------------------------
Jennison Associates LLC ("Jennison"), 466 Lexington Avenue, New York, New York
10017, is a Delaware limited liability company and has been in the investment advisory business since 1969 (includes its predecessor, Jennison Associates
Capital Corp.). Jennison is a direct, wholly owned subsidiary of Prudential
Investment Management, Inc., which is a direct, wholly owned subsidiary of            AZL Jennison 20/20 Focus Fund
Prudential Asset Management Holding Company LLC, which
is in turn a wholly owned subsidiary of Prudential Financial, Inc. As of
December 31, 2007, Jennison managed in excess of $86 billion in assets.
------------------------------------------------------------------------------------ --------------------------------
------------------------------------------------------------------------------------ --------------------------------
Schroder Investment Management North America Inc. ("Schroders"), 875 Third
Avenue, 22nd Floor, New York, NY 10022-6225, has been a registered investment advisor, together with its predecessor, since 1968, and is part of a worldwide group of financial services companies that are together known as Schroders.
Schroders currently serves as investment advisor to other mutual funds, and a broad range of
institutional investors. At December 31, 2007, Schroders, together with its            AZL Schroder Emerging Markets
affiliated companies, managed approximately $277                                       Equity Fund
billion in assets. Schroder Investment Management North America Ltd
(Schroder Ltd), an affiliate of Schroders with headquarters located at 31
Gresham Street, London EC2V 7QA, England, serves as the sub-subadviser to the
Fund and is responsible for day-to-day management of the Fund's assets.
------------------------------------------------------------------------------------ --------------------------------


--------------------------------------------------------------------------------
     The Allianz Variable Insurance Products Trust -- AZL Replacement Funds
                            Prospectus August 5, 2008

--------------------------------------------------------------------------------
The Portfolio Managers of the Funds

AZL Jennison 20/20 Focus Fund

Spiros "Sig" Segalas and David A. Kiefer are the portfolio managers of the Fund. Mr. Segalas and Mr. Kiefer have final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction, risk assessment and management of cash flows.

Spiros "Sig" Segalas was a founding member of Jennison in 1969 and is currently a Director, President and Chief Investment Officer of Jennison. He is a member of The New York Society of Security Analysts, Inc. He has managed the Fund since May 2005.

David A. Kiefer, CFA, is a Managing Director of Jennison, which he joined in September 2000. He was appointed Jennison's Head of Large Cap Value Equity in January 2004, having managed diversified large capitalization portfolios since 1999 and large cap blend equity assets since 2000. He managed the Prudential Utility Fund, now known as the Jennison Utility Fund, from 1994 to June 2005. He joined Prudential's management training program in 1986. From 1988 to 1990, Mr. Kiefer worked at Prudential Power Funding Associates, making loans to the utility and power industry. He then left to attend business school, rejoining Prudential in equity asset management in 1992. He has managed the Fund since May 2005.

The portfolio managers for the Fund are supported by other Jennison portfolio managers, research analysts and investment professionals. Jennison typically follows a team approach in providing such support to the portfolio managers. The teams are generally organized along product strategies (e.g., large cap growth, large cap value) and meet regularly to review the portfolio holdings and discuss security purchase and sales activity of all accounts in the particular product strategy. Team members provide research support, make securities recommendations and support the portfolio managers in all activities. Members of the team may change from time to time.

AZL S&P 500 Index Fund and AZL Small Cap Stock Index Fund
Thomas Durante, CFA, is the primary portfolio manager of the AZL S&P 500 Index Fund and the AZL Small Cap Stock Index Fund, and has been employed by The Bank of New York Mellon since 1982. He is also a portfolio manager with Mellon Capital Management, an affiliate of Dreyfus.

AZL Schroder Emerging Markets Equity Fund
The Fund is managed on a team basis and is co-led by Allan Conway and Robert Davy. The Emerging Markets Equity Team has overall responsibility for the management of the Fund and also includes portfolio managers James Gotto and Waj Hashmi.

Mr. Conway has been an employee of Schroder Ltd. since 2004, prior to that, he was head of global emerging markets, West LB Asset Management and Chief Executive Officer of WestAM (UK) Ltd. Mr. Davy has been an employee of Schroder Ltd. since 1986. Mr. Gotto has been am employee of Schroder Ltd. since 1991. Mr. Hashmi has been an employee of Schroder Ltd. since 2000.

--------------------------------------------------------------------------------
More Information About Fund Management
The Manager, is a subsidiary of Allianz SE, one of the world's largest insurance and financial services companies. Allianz SE is headquartered in Munich, Germany and has operations in more than 70 countries. As of March 31, 2008, Allianz SE had third-party assets under management of $1.16 trillion. In North America, Allianz SE subsidiaries are engaged in the life insurance, property/casualty insurance, broker-dealer, banking, investment adviser, and mutual fund businesses.

The SAI has more detailed information about the Manager, the Subadvisers and other service providers. The SAI also provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund.


--------------------------------------------------------------------------------
     The Allianz Variable Insurance Products Trust -- AZL Replacement Funds
                            Prospectus August 5, 2008

--------------------------------------------------------------------------------
Duties of the Manager and Subadvisers
Within the scope of an investment program approved by the Board of Trustees, the Manager oversees the AZL Funds and the selection of Subadvisers and advises on the Funds' investment policies. The Subadvisers determine which securities are bought and sold, and in what amounts. The Manager is also responsible for allocation of assets between the Equity Portfolio and Fixed Income Portfolio. However, the Subadvisers determine which securities are bought and sold, and in what amounts, for each of those portfolios and strategies. The Manager continuously monitors the performance of various investment management organizations, including the Subadvisers, and generally oversees the services provided to Allianz VIP Funds by its administrator, custodian and other service providers. Further information about the Subadvisers is included in the SAI.

The Manager is paid a fee as set forth under "Fees" below, by the Fund for its services, which includes any fee paid to the Subadvisers.

Each of these Funds and the Manager, under an order received from the Securities and Exchange Commission ("SEC") on September 17, 2002, may enter into and materially amend agreements with Subadvisers without obtaining shareholder approval. This type of structure is commonly known as a "Manager of Managers" structure. For any Fund that is relying on the order, the Manager may:

o hire one or more subadvisers;
o change subadvisers; and
o reallocate management fees between itself and subadvisers.

The Manager continues to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Subadvisers and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from:

o   its shareholders; or
o the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order. The Manager will not enter into an agreement with an affiliated subadviser without that agreement, including the compensation to be paid under it, being similarly approved except as may be permitted by applicable law.


--------------------------------------------------------------------------------
Payments to Affiliated Insurance Companies
Currently, the Funds are available as underlying investment options of variable annuity contracts and variable life insurance policies (the "Products") offered by Allianz Life Insurance Company of North America and its affiliates (the "Affiliated Insurance Companies"), which are also affiliates of the Manager. In addition to the Funds, these products include other funds for which the Manager is not the investment manager (the "Nonproprietary Funds"). The Affiliated Insurance Companies may receive payments from the sponsors of the Nonproprietary Funds as a result of including them as investment options in the Products. Similarly, the Affiliated Insurance Companies are allocated resources, including revenue earned by the Manager for providing investment management and other services to the Funds, as a result of including the Funds in the Products. The amount of payments from Nonproprietary Funds or allocations of resources from the Manager varies, and may be significant and may create an incentive for the Affiliated Insurance Companies regarding its decision of which funds to include in the Products.

Other Administrative Services
The Affiliated Insurance Companies provide administrative and other services to the contract and policy owners on behalf of the funds, including the Fund and the Nonproprietary Funds, that are available under the Products. The Affiliated Insurance Companies may receive payment for these services.


--------------------------------------------------------------------------------
Transfer Supported Features of Certain Annuity Contracts
The Funds may be offered under certain variable annuities that have guaranteed value or benefit features that are supported by automatic transfers between investment choices available under the product (the "Transfer Supported Features"). If the Transfer Supported Features are available to you, they are described in the prospectus for your variable annuity contract. These features may be known as the Guaranteed Account Value Benefit, Guaranteed Principal Value


--------------------------------------------------------------------------------
     The Allianz Variable Insurance Products Trust -- AZL Replacement Funds
                            Prospectus August 5, 2008

Benefit, the PRIME Plus Benefit, the Lifetime Plus Benefit, the Lifetime Plus II Benefit, Target Date Retirement Benefit, or another name. Under the Transfer Supported Features, contract values may be rebalanced periodically. This rebalancing can cause a fund, including the Funds, to incur transactional expenses as it buys or sells securities to manage asset inflows or outflows. Also, large outflows from a fund may increase expenses attributable to the assets remaining in the fund. These increased expenses can have an adverse impact on the performance of an affected fund and on contract or policy owners who have assets allocated to it. Even if you do not participate in the Transfer Supported Programs you may be impacted if you allocate assets to a fund, including the Fund, that is affected by transfers under the Transfer Supported Features.


--------------------------------------------------------------------------------
Management Fees
Each Fund paid the Manager a fee for advisory services (including subadvisory fees) during 2007 at the annual rate shown on the following table, before and after fee waivers:

                                                                   Percentage of Average          Percentage of Average
                                                                 Net Assets as of 12/31/07      Net Assets as of 12/31/07
                                                                     Before Fee Waivers             After Fee Waivers
----------------------------------------------------------------------------------------------------------------------------
AZL Jennison Growth Fund                                                   0.80%                          0.80%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL Schroder Emerging Markets Equity Fund                                  1.23%                          0.92%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL S&P 500 Index Fund                                                     0.17%                         -0.07%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL Small Cap Stock Index Fund                                             0.26%                         -0.03%
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Legal Proceedings
As of May 1, 2008 the Manager is not aware of any material pending legal proceedings, other than routine litigation incidental to the conduct of their respective businesses, to which the Fund, the Manager or the principal underwriter is a party.

The Dreyfus Corporation
To the best of its knowledge, the Subadviser is not a party to any material pending legal proceedings, other than ordinary routine litigation incidental to the business.

Jennison Associates LLC
To the best of its knowledge, the Subadviser is not a party to any material pending legal proceedings, other than ordinary routine litigation incidental to the business.

Schroder Investment Management North America Inc.
To the best of its knowledge, the Subadviser is not a party to any material pending legal proceedings, other than ordinary routine litigation incidental to the business.


--------------------------------------------------------------------------------
The Administrator and Distributor
Citi Fund Services Ohio, Inc. ("CFSO," formerly BISYS Fund Services Ohio, Inc.), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Funds' administrator, transfer agent and fund accountant. Administrative services of CFSO include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

Allianz Life Financial Services, LLC ("ALFS"), whose address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, serves as the Funds' distributor. ALFS is affiliated with the Manager.

Other Distribution Services
The Affiliated Insurance Companies may make payments for distribution services to other companies, including their affiliates, to provide certain distribution related services for the Funds. The companies that receive such payments may in turn, pay any or all of these fees to their registered representatives who have provided distribution services. The payments made for distribution services under these agreements are paid by the Affiliated Insurance Companies and are not paid out of Fund assets.




--------------------------------------------------------------------------------
     The Allianz Variable Insurance Products Trust -- AZL Replacement Funds
                            Prospectus August 5, 2008

--------------------------------------------------------------------------------
The Custodian
The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60675 serves as custodian to the Fund. The Northern Trust Company is paid certain fees and reimbursed for certain out-of-pocket expenses for its services. Fees paid by the Fund for these services are included under "Other Expenses" in the Fees and Expenses table for each Fund.

The SAI provides additional information about the services provided to the Funds.


--------------------------------------------------------------------------------
Licensing Arrangements
AZL S&P 500 Index Fund and AZL Small Cap Stock Index Fund(the "AZL Index Funds") The AZL S&P 500 Index Fund and AZL Small Cap Stock Index Fund (the "AZL Index Funds") are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the AZL Index Funds or any member of the public regarding the advisability of investing in securities generally or in the AZL Index Funds particularly or the ability of the S&P 500 Index and the S&P SmallCap 600 Index to track general stock market performance. S&P's only relationship to the Manager (the "Licensee") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index and the S&P SmallCap 600 Index which is determined, composed and calculated by S&P without regard to the Licensee or the AZL Index Funds. S&P has no obligation to take the needs of the Licensee or the owners of the AZL Index Funds into consideration in determining, composing or calculating the S&P 500 Index and the S&P SmallCap 600 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the AZL Index Funds or the timing of the issuance or sale of the AZL Index Funds or in the determination or calculation of the equation by which the AZL Index Funds is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the AZL Index Funds.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE AZL INDEX FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


--------------------------------------------------------------------------------
     The Allianz Variable Insurance Products Trust -- AZL Replacement Funds
                            Prospectus August 5, 2008

--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION

--------------------------------------------------------------------------------
Pricing of Fund Shares
The price of each fund share is based on its Net Asset Value (NAV). The NAV is the current value of a share in a mutual fund. The NAV is calculated by adding the total value of a Fund's investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Fund:

             NAV = (Total Assets - Liabilities) / Number of Shares Outstanding

Per share NAV for each Fund, other than the Money Market Fund, is determined and its shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, on days the NYSE is open.

The securities (other than short-term debt securities) of the Funds are generally valued at current market prices. Also, if market quotations are not available, or if an event occurs after the pricing of a security has been established that would likely cause the value to change, the value of the security may be priced at fair value as determined in good faith by or at the direction of the Funds' Trustees.

Foreign securities held by the Funds are valued on a daily basis using a fair valuation program approved by the Funds' Trustees. The fair valuation program includes processes administered by an independent pricing agent (based upon changes in certain markets, indices, and/or securities, if applicable) that may result in a value different from the last closing price of such foreign security on its principal overseas market or exchange.

The effect of using fair value pricing is that the Fund's NAV will be subject to the judgment of the Board of Trustees or its designees instead of being determined by the market. In addition, foreign securities acquired by a Fund may be valued in foreign markets on days when the Fund's NAV is not calculated. In such cases, the NAV of a Fund may be significantly affected on days when investors cannot buy or sell shares.


--------------------------------------------------------------------------------
Purchase and Redemption of Shares
Investors may not purchase or redeem shares of the Funds directly, but only through the variable annuity contracts offered through the separate accounts of participating insurance companies. You should refer to the prospectus of the participating insurance company's variable for information on how to purchase a variable annuity contract, how to select specific VIP Funds as investment options for your contract and how to redeem monies from the Funds.

The Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders. The factors considered by the Distributor will include those described under the "Market Timing" section below.

Orders for the purchase and redemption of shares of a Fund received before the NYSE closes are effected at the per share NAV determined as of the close of trading on the NYSE (generally 4:00 p.m. Eastern Time) that day. Orders received after the NYSE closes are processed at the next calculated NAV. Payment for redemption will be made by the Funds within 7 days after the request is received.

The Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission. The Funds do not assess any fees when they sell or redeem their shares.

The right of purchase and redemption of Fund shares may also be restricted in accordance with the market timing policy of the Trust as described under the "Market Timing" section below, and the market timing policy of the separate accounts of participating insurance companies. Please refer to your contract prospectus for the market timing policy of the separate account for your contract.

Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a large redemption that could affect Fund operations (for example, more than 1% of a Fund's net assets). If a Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.


--------------------------------------------------------------------------------
     The Allianz Variable Insurance Products Trust -- AZL Replacement Funds
                            Prospectus August 5, 2008

--------------------------------------------------------------------------------
Market Timing
The Board of Trustees has adopted a policy that the Funds will not knowingly permit market timing or other abusive short-term trading practices. Market timing is frequent or short-term trading activity by certain investors in a fund intending to profit at the expense of other investors in the same fund by taking advantage of pricing inefficiencies that can prevent a fund's share price from accurately reflecting the value of its portfolio securities. For example, investors may engage in short-term trading in funds that invest in securities which trade on overseas securities markets to take advantage of the difference between the close of the overseas markets and the close of the U.S. markets. This type of short-term trading is sometimes referred to as "time-zone arbitrage." Funds that invest in other securities which are less liquid, or are traded less often, may be vulnerable to similar pricing inefficiencies.

Market timing and other abusive short-term trading practices may adversely impact a fund's performance by preventing portfolio managers from fully investing the assets of the fund, diluting the value of shares, or increasing the fund's transaction costs. To the extent that certain of the Funds have significant holdings in foreign securities (including emerging markets securities), small cap stocks, or high yield bonds, or any combination thereof, the risks of market timing may be greater for those Funds than for other Funds. The Funds are offered only through variable annuity contracts and life insurance policies, and shares of the Funds are held in subaccounts of affiliated insurance companies. Because Fund transactions are processed by those insurance companies, rather than by the Trust, the Board of Trustees has not adopted procedures to monitor market timing activity at the Fund level, but rather has approved monitoring procedures designed to detect and deter market timing activities at the contract or policy level.

Your variable annuity or variable life insurance prospectus contains a description of the market timing detection and deterrence policy at the contract or policy level. Please refer to your annuity contract or life insurance policy prospectus for specific details on transfers between accounts.

The procedures that are designed to detect and deter market timing activities at the contract or policy level cannot provide a guarantee that all market timing activity will be identified and restricted. In addition, state law and the terms of some contracts and policies may prevent or restrict the effectiveness of the market timing procedures from stopping certain market timing activity. Market timing activity that is not identified, prevented, or restricted may adversely impact the performance of a Fund.


--------------------------------------------------------------------------------
Distribution (12b-1) Fees
12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the distribution of the Funds' shares in connection with the variable products through which Fund shares are sold. 12b-1 fees are paid from Fund assets on an ongoing basis. Over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Funds pay an annual Rule 12b-1 fee in the maximum amount of 0.25% of their average daily net assets.


--------------------------------------------------------------------------------
Dividends, Distributions and Taxes
Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Shares begin accruing dividends on the day they are purchased. Income dividends are usually paid annually. Capital gains for the Funds are distributed at least annually.

All dividends and capital gain distributions will be automatically reinvested in additional shares of a Fund at the NAV of such shares on the payment date.

Each Fund is treated as a separate corporate entity for tax purposes. Each Fund intends to elect to be treated as a regulated investment company and each Fund intends to qualify for such treatment for each taxable year under Subchapter M of the Internal Revenue Code of 1986, as amended. In addition, each Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer generally are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as


--------------------------------------------------------------------------------
     The Allianz Variable Insurance Products Trust -- AZL Replacement Funds
                            Prospectus August 5, 2008
a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable. If a Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Provided that a Fund and a separate account investing in the Fund satisfy applicable tax requirements, any distributions from the Fund to the separate account will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract.

Persons investing in variable annuity contracts should refer to the prospectuses with respect to such contracts for further information regarding the tax treatment of the contracts and the separate accounts in which the contracts are invested.

--------------------------------------------------------------------------------
     The Allianz Variable Insurance Products Trust -- AZL Replacement Funds
                            Prospectus August 5, 2008

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
The financial highlights tables are intended to help you understand the financial performance of the Funds for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the tables represent returns that you would have earned (or lost) on an investment in the indicated Fund (assuming reinvestment of all dividends and distributions). The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If insurance contract charges were included, the return would be reduced.

This information has been derived from information audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the Annual Report to Shareholders and incorporated by reference into the Statement of Additional Information. This should be read in conjunction with those financial statements. Copies of such Annual Report are available without charge upon written request from the Funds at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free 1-877-833-7113.

--------------------------------------------------------------------------------
     The Allianz Variable Insurance Products Trust -- AZL Replacement Funds
                            Prospectus August 5, 2008

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

AZL Jennison 20/20 Focus Fund
(Selected data for a share outstanding throughout the period indicated)

                                                                      Year Ended December       April 29, 2005 to
                                                                             31,                 December 31,

                                                                           2007          2006              2005(a)
                                                                       -----------   -----------   ---------------
Net Asset Value, Beginning of Period.................................  $   13.92     $   12.35     $   10.00
                                                                       ---------     ---------     ---------
Investment Activities:
Net Investment Income/(Loss) ........................................      0.02          0.03          0.01
Net Realized and Unrealized Gains/(Losses) on Investments............      1.45          1.55          2.35
                                                                       --------      --------      --------
Total from Investment Activities.....................................      1.47          1.58          2.36
                                                                       --------      --------      --------
Dividends to Shareholders From:
Net Investment Income................................................      (0.03)        --             (0.01)
Net Realized Gains...................................................      (0.51)        (0.01)        --
                                                                       ----------    ----------    ------
Total Dividends......................................................      (0.54)        (0.01)        (0.01)
                                                                       ----------    ----------    ----------
Net Asset Value, End of Period.......................................  $   14.85     $   13.92     $   12.35
                                                                       =========     =========     =========
Total Return(b) (c) .................................................      10.73%        12.79%        23.61%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000's) ..................................  $   383,239   $   314,449   $   146,054
Net Investment Income(d) ............................................      0.11%         0.28%         0.28%
Expenses Before Reductions(d) (e) ...................................      1.12%         1.15%         1.23%
Expenses Net of Reductions(d) .......................................      1.04%         1.08%         1.20%
Expenses Net of Reductions(d) (f) ...................................      1.07%         1.11%         N/A
Portfolio Turnover Rate(c) ..........................................      119.80%       129.27%       59.04%


(a)    Period from commencement of operations.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year. (d) Annualized for periods less than one year.
(e) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(f)    Expenses net of reductions excludes expenses paid indirectly.

AZL S&P 500 Index Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
                                                                       Class 1                         Class 2
                                                                   May 14, 2007 to           May 1, 2007 to December 31,
                                                                   ----------------          ---------------------------
                                                                 December 31,2007(a)                   2007(a)
Net Asset Value, Beginning of Period.....................      $   10.14                        $   10.00
                                                           -------------                    -------------
Investment Activities:
Net Investment Income/(Loss).............................           0.11                            0.09
Net Realized and Unrealized Gains/(Losses) on Investments          (0.26)                           (0.12)
                                                           --------------                   --------------
Total from Investment Activities.........................          (0.15)                           (0.03)
                                                           --------------                   --------------
Dividends to Shareholders From:
Net Investment Income....................................          (0.11)                           (0.09)
Net Realized Gains.......................................          (0.02)                           (0.02)
                                                           --------------                   --------------
Total Dividends..........................................          (0.13)                           (0.11)
                                                           --------------                   --------------
Net Asset Value, End of Period...........................      $   9.86                         $   9.86
                                                           ============                     ============
Total return(b) (c) .....................................          (1.48)%                          (0.25)%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Net Assets at End of Period (000's) .....................      $   411                          $   27,614
Net Investment Income (d) ...............................          1.81%                            1.60%
Expenses Before Reductions(d) (e) .......................          0.53%                            0.73%
Expenses Net of Reductions (d) ..........................          0.24%                            0.49%
Portfolio Turnover Rate (c) (f) .........................          15.95%                           15.95%


(a)    Period from commencement of operations.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year. (d) Annualized for periods less than one year.
(e) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.


--------------------------------------------------------------------------------
     The Allianz Variable Insurance Products Trust -- AZL Replacement Funds
                            Prospectus August 5, 2008
                                         32

AZL Schroder Emerging Markets Equity Fund
(Selected data for a share outstanding throughout the period indicated)

                                                                            Class 1                     Class 2
                                                                       -------------------  ---------------------------------
                                                                       -------------------  ---------------------------------
                                                                           May 6, 2007 to       Year Ended       May 1,
                                                                           December 31,         December 31,    2006 to
                                                                           2007(a)              2007             December
                                                                                                                   31,
                                                                                                                 2006(a)
Net Asset Value, Beginning of Period.................................  $   11.64            $   10.56        $   10.00
                                                                       ---------            ---------        ---------
Investment Activities:
Net Investment Income/(Loss) ........................................      0.04                 0.03             0.02
Net Realized and Unrealized Gains/(Losses) on Investments............      2.10                 3.17             0.55
                                                                       --------             --------         --------
Total from Investment Activities.....................................      2.14                 3.20             0.57
                                                                       --------             --------         --------
Dividends to Shareholders From:
Net Investment Income................................................      (0.01)               --(b)             (0.01)
                                                                       ----------           ---------         ----------
Total Dividends......................................................      (0.01)               --(b)             (0.01)
                                                                       ----------           ---------         ----------
Net Asset Value, End of Period.......................................  $   13.77            $   13.76        $   10.56
                                                                       =========            =========        =========
Total Return(c) (d) .................................................      19.23%               30.32%           5.70%
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000's) ..................................  $   359              $   249,236      $   93,712
Net Investment Income/(Loss)(e) .....................................      0.32%                0.40%            0.32%
Expenses Before Reductions(e) (f) ...................................      1.69%                1.96%            2.53%
Expenses Net of Reductions(e) .......................................      1.40%                1.65%            1.55%
Portfolio Turnover Rate(d) (g) ......................................      192.53%              192.53%          36.16%


(a)    Period from commencement of operations. (b) Amount less than $.005.
(c) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d) Not annualized for periods less than one year. (e) Annualized for periods less than one year.
(f) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

AZL Small Cap Stock Index Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

                                                                                  May 1, 2007 to
                                                                                  December 31,
                                                                                  2007(a)
                                                                              -----------------------
                                                                              -----------------------
Net Asset Value, Beginning of Period.......................................       $   10.00
                                                                                  ---------
Investment Activities:
Net Investment Income/(Loss) ..............................................           0.04
Net Realized and Unrealized Gains/(Losses) on Investments..................           (0.63)
                                                                                  ----------
Total from Investment Activities...........................................           (0.59)
                                                                                  ----------
Dividends to Shareholders From:
Net Investment Income......................................................           (0.05)
Net Realized Gains.........................................................           (0.09)
                                                                                  ----------
Total Dividends............................................................           (0.14)
                                                                                  ----------
Net Asset Value, End of Period.............................................       $   9.27
                                                                                  ========
Total Return(b) (c) .......................................................           (5.83)%
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000's) ........................................       $   22,061
Net Investment Income/(Loss)(d) ...........................................           0.73%
Expenses Before Reductions(d) (e) .........................................           0.87%
Expenses Net of Reductions(d) .............................................           0.58%
Portfolio Turnover Rate(c) ................................................           19.08%


(a)    Period from commencement of operations.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year. (d) Annualized for periods less than one year.
(e) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.


--------------------------------------------------------------------------------
     The Allianz Variable Insurance Products Trust -- AZL Replacement Funds
                            Prospectus August 5, 2008

This Prospectus is intended for use only when accompanied or preceded by a variable product prospectus.


--------------------------------------------------------------------------------
For more information about the Funds
The following documents are available free upon request:
Annual/Semi-annual Reports (Shareholder Reports):
Each Fund's annual and semi-annual reports to shareholders will contain additional information about the Funds' investments. In the annual reports, once they are available, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

Proxy Voting Records
Once they are available, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge.

Statement Of Additional Information (SAI):
The SAI provides more detailed information about the Funds, including their respective operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

Your request for free documents may be made in the following ways:
-------------------------------- ----------------------------- ----------------------------- -------------------------------
                                 Contact a broker or           Contact the Funds at:
Shareholder Reports              investment adviser that       3435 Stelzer Road,            Access the Allianz Life
and the SAI                      sells products that offer     Columbus, Ohio 43219          website at:
                                 the Funds.                    (toll-free) 1-877-833-7113    https://www.allianzlife.com
-------------------------------- ----------------------------- ----------------------------- -------------------------------
-------------------------------- -------------------------------------------------------------------------------------------
Proxy Voting Records             Access the Allianz Life website at: https://www.allianzlife.com
-------------------------------- -------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION:
You can obtain copies of Fund documents from the SEC as follows:

In Person:
Public Reference Room in Washington, D.C. For hours of operation, call 1-202-551-8090.

By Mail:
Securities and Exchange Commission
Public Reference Section
100 F Street NE
Washington, D.C. 20549

On the EDGAR database via the Internet:
www.sec.gov

By electronic request:
publicinfo@sec.gov.

The SEC charges a fee to copy any documents.





Investment Company Act file no. 811-09491



--------------------------------------------------------------------------------
     The Allianz Variable Insurance Products Trust -- AZL Replacement Funds
                            Prospectus August 5, 2008
                                         34